Share Capital and Reserves (Schedule of Stock Options Activities) (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at December 31,	10,338,720	9,317,296
Exercised	(2,325,000)	(355,000)
Granted	3,830,306	1,921,424
Expired	(1,195,664)	(545,000)
Outstanding at December 31,	10,648,362	10,338,720
Weighted average exercise price outstanding at December 31, | $ / shares	$ 1.76	$ 1.75
Exercised | $ / shares	0.74	0.76
Granted | $ / shares	0.97	1.72
Expired | $ / shares	1.72	2.12
Weighted average exercise price outstanding at December 31, | $ / shares	$ 1.70	$ 1.76
Number of RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at December 31,	963,348	567,110
Vested	(436,785)	(113,208)
Granted	1,220,016	664,730
Cancelled		(155,284)
Outstanding at December 31,	1,746,579	963,348